Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended
		Apr. 11, 2022	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2023	May 31, 2017	May 31, 2024	May 31, 2018	May 30, 2025	May 31, 2019	May 29, 2020	May 28, 2021	May 31, 2022
C000234173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP
Accumulated Value	[1],[2]	$ 10,000				$ 9,490.226996		$ 10,527.89218		$ 11,166.72336
C000234177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP
Accumulated Value	[3],[4]	10,000				9,065.704821		10,544.04659		11,434.61281
C000234181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP
Accumulated Value	[5],[6]	10,000				9,600.032461		10,049.44874		10,648.67053
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Bond Index
Accumulated Value		10,000	$ 100,000		$ 105,320.1987	9,316.29817	$ 106,128.6363	9,388.316296	$ 107,956.5774	10,048.69838	$ 111,292.5568	$ 117,519.3547	$ 122,768.5343	$ 106,549.4493
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan EMBI Global Diversified Index
Accumulated Value		10,000	100,000		104,548.8625	9,573.425386	114,767.5205	10,625.04342	114,128.0091	11,479.29478	122,637.6362	123,102.6238	136,023.3598	115,102.1863
J P Morgan CEMBI Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan CEMBI Broad Diversified Index
Accumulated Value		10,000	100,000		102,516.8647	9,954.929	111,230.3694	10,896.76	111,766.5746	11,695.51	120,012.6265	123,840.3985	137,137.8303	122,318.2978
J P Morgan GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan GBI-EM Global Diversified Index
Accumulated Value		$ 10,000	$ 100,000		$ 95,143.78581	$ 10,044.72	$ 106,717.9561	$ 10,555.76	$ 107,791.1205	$ 11,562.07	$ 108,163.5703	$ 110,384.5718	$ 119,641.5705	$ 99,845.99201
J P Morgan EMBI Global Diversified C000234177 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan EMBI Global Diversified Index
J P Morgan EMBI Global Diversified C000234176 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan EMBI Global Diversified Index
J P Morgan EMBI Global Diversified C000234181 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan EMBI Global Diversified Index
J P Morgan EMBI Global Diversified C000234180 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan EMBI Global Diversified Index

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.